Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As highlighted in “Compensation Discussion and Analysis,” one of the primary principles of our compensation program is to ensure
t
hat there is a substantial portion of compensation of executive officer pay that is at-risk
and is highly dependent on Cadence’s short-term and long-term financial, operation, and stock price performance.
For our executives, over 75% of their opportunity is tied to long-term equity incentives which will depend on our stock price performance while roughly 10% to 15% of our executive pay is tied to annual financial and operational performance. As a result, we would expect that our Compensation Actually Paid in the table below will have a stronger correlation with our TSR and stock price performance than our annual financial and operational performance. We expect a strong correlation to stock price performance through the combination of (a) having a significant portion of executive pay tied to long-term incentives (“LTI”) and (b) using options as part of our annual LTI mix (50% for our CEO and 34% for our other NEOs) and periodic LTP awards that require meeting material stock price growth hurdles before any value is delivered to our executives. Despite continued strong business performance (including increased revenues, operating margin, and net income) the Cadence’s stock price declined by 14% in 2022 driven by broader market fears of a recession and uncertainty around geopolitical issues.
In the charts and descriptions of the relationships presented below we note that (a) we show two Principal Executive Officers (“PEOs”) over the three-year period due to our CEO transition in 2021 (Dr. Devgan is PEO #1 for 2022 and 2021 and Mr. Tan is PEO #2 for 2021 and 2020) and (b) there is a notable difference in the Compensation Actually Paid for 2020 compared to 2021 despite continued stock price performance in 2021. The higher Compensation Actually Paid values for 2020 when compared to 2021 reflect three primary factors: (a) the Compensation Actually Paid calculation measures the change in fair value of equity awards (not the absolute value), (b) our stock price grew 97% in 2020 compared to a 37% increase in 2021 indicating that the change in the fair value of equity awards would be larger in 2020 compared to 2021, and (c) we had five LTP tranches as part of the 2020 calculation (two outstanding LTP I awards and three outstanding LTP III awards) compared to four LTP tranches as part of the 2021 calculation (one outstanding LTP I award and three outstanding LTP III awards).
The following table sets forth additional compensation information of our PEO and our other
(non-PEO)
NEOs along with TSR, net income, and
non-GAAP
operating income performance results for our fiscal years 2020, 2021 and 2022.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Comp Table Total for PEO#1 (2)	Compensation Actually Paid to PEO#1 (3)(4)	Summary Comp Table Total for PEO#2 (2)	Compensation Actually Paid to PEO#2 (3)(5)	Average Summary Comp Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (3)(6)	Cadence Design Systems’ Total Shareholder Return (7)	Peer Group Total Shareholder Return (7)	GAAP Net Income	Non-GAAP Operating Income (8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$32,216,034	$24,757,165	N/A	N/A	$10,293,930	$7,393,092	$232	$135	$848,952,000	$1,436,000,000

2021	$21,735,794	$39,820,410	$11,166,016	$60,351,284	$5,188,515	$14,539,188	$269	$190	$695,955,000	$1,111,000,000

2020	N/A	N/A	$9,604,640	$93,290,014	$4,251,412	$21,367,655	$197	$142	$590,644,000	$944,000,000

(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2022	Dr. Devgan	—	Messrs. Wall, Zaman, Teng and Cunningham
2021	Dr. Devgan	Mr. Tan	Messrs. Wall, Zaman, Teng and Beckley
2020	—	Mr. Tan	Messrs. Devgan, Wall, and Teng and Ms. Flaminia

(2)
Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of Dr. Devgan and Mr. Tan (for each year they served as PEO) and (ii) the average of the total compensation as reported in the Summary Compensation Table for Cadence’s other NEOs for the applicable year.

(3)
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in Accounting Standards Codification Topic No. 718: Compensation–Stock Compensation (“ASC Topic 718”). The fair values of restricted share awards that are subject to solely service-based vesting criteria equals the closing price on applicable year-end
date(s) or, in the case of vesting dates, the closing price on the applicable vesting dates. The fair values of LTP awards that vest upon the attainment of both stock price targets and TSR hurdles relative to a group of peer companies were estimated with a Monte Carlo simulation model as of the applicable year-end
date(s) using the same methodology as used to estimate the grant date fair value, but using each company’s closing stock price on the applicable revaluation date as the current market price and volatility assumptions and risk free rates determined as of the revaluation date based on the length of the LTP award’s remaining performance measurement period. The vest date values of the LTP awards equals the closing price on the applicable vesting dates. The fair values of stock options were estimated using the Black Scholes option pricing model as of the applicable year-end
or vesting date(s), using the same methodology as used to estimate the grant date fair value but using (a) the closing stock price on applicable revaluation date as the current market price, (b) an expected remaining life assumption equal to the length of time between the revaluation date and the midpoint between the stock options’ vest date and expiration date, (c) expected volatility assumptions and risk free rates determined as of the revaluation date based on the length of the expected remaining life, and (d) an expected dividend rate of 0%. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in Cadence’s Annual Reports on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

(4)	Compensation Actually Paid to PEO #1 (Dr. Devgan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$32,216,034	$21,735,794	—

Less, value of Stock Awards reported in SCT	($30,098,153)	($19,996,360)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$33,730,097	$20,926,751	—
Plus, Change in Fair Value of Prior Years awards that are Outstanding and Unvested	($31,069,136)	($4,318,808)	—
Plus, FMV of Awards Granted and Vested in the indicated Year	$962,241	$557,228	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$19,016,082	$20,915,804	—
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	—

Total Adjustments	($7,458,869)	$18,084,616	—

Actual Compensation Paid	$24,757,165	$39,820,410	—

(5)	Compensation Actually Paid to PEO #2 (Mr. Tan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	—	$11,166,016	$9,604,640

Less, value of Stock Awards reported in SCT	—	($8,999,650)	($7,498,545)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	—	$12,344,746	$16,413,856
Plus, Change in Fair Value of Prior Years awards that are Outstanding and Unvested	—	$6,807,228	$48,081,828
Plus, FMV of Awards Granted and Vested in the indicated Year	—	$1,003,009	$1,244,466
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	—	$38,029,935	$25,443,770
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	($0)	($0)

Total Adjustments	—	$49,185,268	$83,685,374

Actual Compensation Paid	—	$60,351,284	$93,290,014

(6)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$10,293,930	$5,188,515	$4,251,412

Less, value of Stock Awards reported in SCT	($9,032,300)	($3,999,937)	($3,206,240)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,165,488	$5,017,220	$6,271,526
Plus, Change in Fair Value of Prior Years awards that are Outstanding and Unvested	($11,751,570)	($1,923,029)	$8,360,202
Plus, FMV of Awards Granted and Vested in the indicated Year	$216,746	$208,404	$236,947
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$7,500,798	$10,048,015	$5,453,808
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)

Total Adjustments	($2,900,838)	$9,350,673	$17,116,244

Actual Compensation Paid	$7,393,092	$14,539,188	$21,367,655

(7)
Peer group TSR reflects the S&P 500 Information Technology Index performance as reflected in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 pursuant to Item 201(e) of Regulation
S-K.
For Cadence’s and the peer group’s TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.

(8)
We identified
Non-GAAP
Operating Income Dollars as our company selected measure which is defined as operating income adjusted for amortization of acquired intangibles, stock-based compensation expense, non-qualified
deferred compensation expenses or credits, restructuring charges or credits, acquisition- and integration-related costs, and special charges.

Company Selected Measure Name	Non-GAAP Operating Income Dollars
Named Executive Officers, Footnote [Text Block]
(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2022	Dr. Devgan	—	Messrs. Wall, Zaman, Teng and Cunningham
2021	Dr. Devgan	Mr. Tan	Messrs. Wall, Zaman, Teng and Beckley
2020	—	Mr. Tan	Messrs. Devgan, Wall, and Teng and Ms. Flaminia

Peer Group Issuers, Footnote [Text Block]	Peer group TSR reflects the S&P 500 Information Technology Index performance as reflected in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 pursuant to Item 201(e) of Regulation
S-K.
	For Cadence’s and the peer group’s TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.
Adjustment To PEO Compensation, Footnote [Text Block]
(4)	Compensation Actually Paid to PEO #1 (Dr. Devgan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$32,216,034	$21,735,794	—

Less, value of Stock Awards reported in SCT	($30,098,153)	($19,996,360)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$33,730,097	$20,926,751	—
Plus, Change in Fair Value of Prior Years awards that are Outstanding and Unvested	($31,069,136)	($4,318,808)	—
Plus, FMV of Awards Granted and Vested in the indicated Year	$962,241	$557,228	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$19,016,082	$20,915,804	—
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	—

Total Adjustments	($7,458,869)	$18,084,616	—

Actual Compensation Paid	$24,757,165	$39,820,410	—

(5)	Compensation Actually Paid to PEO #2 (Mr. Tan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	—	$11,166,016	$9,604,640

Less, value of Stock Awards reported in SCT	—	($8,999,650)	($7,498,545)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	—	$12,344,746	$16,413,856
Plus, Change in Fair Value of Prior Years awards that are Outstanding and Unvested	—	$6,807,228	$48,081,828
Plus, FMV of Awards Granted and Vested in the indicated Year	—	$1,003,009	$1,244,466
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	—	$38,029,935	$25,443,770
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	($0)	($0)

Total Adjustments	—	$49,185,268	$83,685,374

Actual Compensation Paid	—	$60,351,284	$93,290,014

Non-PEO NEO Average Total Compensation Amount	$ 10,293,930	$ 5,188,515	$ 4,251,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,393,092	14,539,188	21,367,655
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$10,293,930	$5,188,515	$4,251,412

Less, value of Stock Awards reported in SCT	($9,032,300)	($3,999,937)	($3,206,240)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,165,488	$5,017,220	$6,271,526
Plus, Change in Fair Value of Prior Years awards that are Outstanding and Unvested	($11,751,570)	($1,923,029)	$8,360,202
Plus, FMV of Awards Granted and Vested in the indicated Year	$216,746	$208,404	$236,947
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$7,500,798	$10,048,015	$5,453,808
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)

Total Adjustments	($2,900,838)	$9,350,673	$17,116,244

Actual Compensation Paid	$7,393,092	$14,539,188	$21,367,655

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Total Shareholder Return
As indicated above, we believe there is a strong alignment between Compensation Actually Paid and our TSR and we have outperformed our peer group. Specifically, wh en our s
tock price has grown (in 2020 and 2021), the Compensation Actually Paid has been above our Summary Compensation Table values and when our stock price has decreased (2022) the Compensation Actually Paid has been below our Summary Compensation Table values (and lower than prior years). The 2020 Compensation Actually Paid values for Mr. Tan reflect the impact of prior option awards and prior LTP awards that had meaningful changes in fair value because of our significant stock price gains in 2020. As noted above, the lower Compensation Actually Paid values in 2021 compared to 2020 are a result of several factors including lower price growth and fewer outstanding LTP awards included in the calculations.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus GAAP Net Income and
non-GAAP
Operating Income (Company Selected Metric)
As alluded to above, and compared to correlation with TSR, we see a weaker correlation between our financial and operational metrics and Compensation Actually Paid. In each of the past three years our GAAP Net Income and non-GAAP Operating Income has grown; however, our Compensation Actually Paid h as varied
over that same period of time (higher values in 2020 and 2021 and lower values in 2022). This underscores that our compensation program is materially tied to stock price performance and creates alignment with the stockholder experience.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following is a list of financial performance and
non-financial
performance measures, which in our assessment represent the most important measures used by Cadence to link Compensatio
n Actu
ally Paid to the NEOs for 2022:
Revenue
Non-GAAP
Operating Income Dollars
Non-GAAP
Operating Income Margin
Stock Price Performance
Cadence Culture Metrics (e.g., culture, diversity, equity & inclusion, talent etc.)

Total Shareholder Return Amount	$ 232	269	197
Peer Group Total Shareholder Return Amount	135	190	142
Net Income (Loss)	$ 848,952,000	$ 695,955,000	$ 590,644,000
Company Selected Measure Amount	1,436,000,000	1,111,000,000	944,000,000
Minimum stock price	10.00%
Maximum stock price	15.00%
Increase in stock price		37.00%	97.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income Dollars
Non-GAAP Measure Description [Text Block]	We identified
Non-GAAP
Operating Income Dollars as our company selected measure which is defined as operating income adjusted for amortization of acquired intangibles, stock-based compensation expense, non-qualified
deferred compensation expenses or credits, restructuring charges or credits, acquisition- and integration-related costs, and special charges.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Performance
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cadence Culture Metrics
Dr. Devgan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 32,216,034	$ 21,735,794	$ 0
PEO Actually Paid Compensation Amount	$ 24,757,165	$ 39,820,410	0
PEO Name	Dr. Devgan	Dr. Devgan
Mr. Tan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 11,166,016	9,604,640
PEO Actually Paid Compensation Amount	0	$ 60,351,284	$ 93,290,014
PEO Name		Mr. Tan	Mr. Tan
PEO [Member] | Dr. Devgan [Member] | value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,098,153)	$ (19,996,360)	$ 0
PEO [Member] | Dr. Devgan [Member] | YearEnd value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,730,097	20,926,751	0
PEO [Member] | Dr. Devgan [Member] | Change in Fair Value of Prior Years awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,069,136)	(4,318,808)	0
PEO [Member] | Dr. Devgan [Member] | FMV of Awards Granted and Vested in the indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	962,241	557,228	0
PEO [Member] | Dr. Devgan [Member] | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,016,082	20,915,804	0
PEO [Member] | Dr. Devgan [Member] | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dr. Devgan [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,458,869)	18,084,616	0
PEO [Member] | Mr. Tan [Member] | value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(8,999,650)	(7,498,545)
PEO [Member] | Mr. Tan [Member] | YearEnd value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	12,344,746	16,413,856
PEO [Member] | Mr. Tan [Member] | Change in Fair Value of Prior Years awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	6,807,228	48,081,828
PEO [Member] | Mr. Tan [Member] | FMV of Awards Granted and Vested in the indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,003,009	1,244,466
PEO [Member] | Mr. Tan [Member] | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	38,029,935	25,443,770
PEO [Member] | Mr. Tan [Member] | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Tan [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	49,185,268	83,685,374
Non-PEO NEO [Member] | value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,032,300)	(3,999,937)	(3,206,240)
Non-PEO NEO [Member] | YearEnd value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,165,488	5,017,220	6,271,526
Non-PEO NEO [Member] | Change in Fair Value of Prior Years awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,751,570)	(1,923,029)	(8,360,202)
Non-PEO NEO [Member] | FMV of Awards Granted and Vested in the indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,746	208,404	236,947
Non-PEO NEO [Member] | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,500,798	10,048,015	5,453,808
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,900,838)	$ 9,350,673	$ 17,116,244